Marketable securities (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of marketable securities

Available-for-sale (“AFS”) debt securities are detailed as follows:

	June 30, 2025
	Amortized cost	Fair value	Unrealized gain (loss)	Allowance for credit losses

Available-for-sale (“AFS”)	€12,422,023	€12,491,755	€70,169	€-

Total debt securities	€12,422,023	€12,491,755	€70,169	€-

	December 31, 2024
	Amortized cost	Fair value	Unrealized gain (loss)	Allowance for credit losses

Available-for-sale (“AFS”)	€7,992,891	€8,078,002	€96,234	€-

Total Debt Securities	€7,992,891	€8,078,002	€96,234	€-